SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income (loss) per common share (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Class A
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income (loss)	$ (729,236)	$ 3,069,406
Basic weighted average shares outstanding	28,476,821	50,000,000
Diluted weighted average shares outstanding	28,476,821	50,000,000
Basic net income per share of common stock	$ (0.03)	$ 0.06
Diluted net income per share of common stock	$ (0.03)	$ 0.06
Class B
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income (loss)	$ (327,470)	$ 856,364
Basic weighted average shares outstanding	12,787,748	13,950,000
Diluted weighted average shares outstanding	12,787,748	13,950,000
Basic net income per share of common stock	$ (0.03)	$ 0.06
Diluted net income per share of common stock	$ (0.03)	$ 0.06